Equity Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation - Civista BOD	$ 531	$ 428	$ 426
Expected future compensation expense	$ 498
Weighted average remaining life of grants related to unvested awards not yet recognized	2 years 3 months
Civista Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares granted	8,946	7,071	7,171
Share based compensation - Civista BOD	$ 196	$ 165	$ 152
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares vesting service period	3 years
2014 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance				375,000
Number of shares available for grant under stock option plan	240,001
Options granted	0	0
Share based compensation expense	$ 335	$ 263	274
Director retainer fees	196	$ 165	$ 152
Expected future compensation expense	$ 498
Weighted average remaining life of grants related to unvested awards not yet recognized	2 years 3 months